Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Accounts receivable, net
Accounts receivable			¥ 2,350,933		¥ 2,160,714
Allowance for credit losses:
Balance at beginning of the year			(126,936)		(124,737)
Additions			(59,278)
Reverse			972		915
Exchange adjustments			7,176		(3,535)
Write-offs			296		421
Balance at end of the year			(177,770)		(126,936)	¥ (124,737)
Accounts receivable, net			2,173,163		2,033,778		$ 310,758
Provision for allowance	¥ 93,300	$ 13,100	¥ 58,306	$ 8,338	¥ (915)	¥ 19,750
Additional allowance recognized	¥ 52,900